The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS—98.6%
Aerospace & Defense—2.5%
Hanwha Aerospace Co. Ltd.	2,450	1,052,727
Korea Aerospace Industries Ltd.	26,500	1,361,191

		2,413,918

Automobile Components—1.7%
Hyundai Mobis Co. Ltd.	9,400	1,672,773

Automobiles—5.7%
Hyundai Motor Co.	6,570	887,410
Hyundai Motor Co. (Preference)	20,700	2,099,959
Kia Corp.	40,900	2,586,870

		5,574,239

Banks—9.8%
BNK Financial Group, Inc.	130,000	911,858
KakaoBank Corp.	43,000	649,363
KB Financial Group, Inc.	70,500	3,821,362
Shinhan Financial Group Co. Ltd.	134,200	4,294,783

		9,677,366

Biotechnology—1.2%
APRILBIO Co. Ltd.*	29,446	275,709
Hugel, Inc.*	4,100	935,565

		1,211,274

Building Products—0.7%
Sung Kwang Bend Co. Ltd.	42,855	717,194

Capital Markets—2.1%
Korea Investment Holdings Co. Ltd.	21,960	1,098,124
Samsung Securities Co. Ltd.	32,300	1,000,077

		2,098,201

Chemicals—6.0%
Hansol Chemical Co. Ltd.	10,000	812,536
Kumho Petrochemical Co. Ltd.	19,300	1,593,729
LG Chem Ltd.	17,350	2,917,652
Soulbrain Co. Ltd.	4,320	559,819

		5,883,736

Construction & Engineering—0.9%
HDC Hyundai Development Co-Engineering & Construction	65,527	894,136

Consumer Staples Distribution & Retail—0.8%
BGF retail Co. Ltd.	11,200	833,771

Electrical Equipment—2.0%
Doosan Enerbility Co. Ltd.*	82,400	1,323,020
Sung Woo Co. Ltd.	14,300	153,946
Vitzrocell Co. Ltd.	31,800	510,537

		1,987,503

Electronic Equipment, Instruments & Components—4.0%
Samsung Electro-Mechanics Co. Ltd.	18,000	1,594,333
Samsung SDI Co. Ltd.	13,900	1,796,339
SOLUM Co. Ltd.*	44,268	503,870

		3,894,542

Entertainment—1.7%
SHIFT UP Corp.*	19,300	734,470
SM Entertainment Co. Ltd.	12,300	901,007

		1,635,477

Financial Services—0.3%
NHN KCP Corp.	63,700	324,076

Food Products—0.8%
CJ CheilJedang Corp.	4,400	739,249

Health Care Equipment & Supplies—0.6%
Nextbiomedical Co. Ltd.*	23,166	640,666

Health Care Technology—0.4%
Lunit, Inc.*	12,500	424,263

Household Durables—0.9%
Coway Co. Ltd.	15,950	878,660

Industrial Conglomerates—1.0%
SK, Inc.	11,300	1,000,240

Insurance—1.0%
DB Insurance Co. Ltd.	15,800	954,441

Interactive Media & Services—4.8%
NAVER Corp.	33,050	4,319,098
SOOP Co. Ltd.	7,700	428,102

		4,747,200

Life Sciences Tools & Services—4.0%
LigaChem Biosciences, Inc.*	15,900	1,035,940
Samsung Biologics Co. Ltd.*(a)	4,230	2,935,666

		3,971,606

Machinery—2.8%
HD Hyundai Marine Solution Co. Ltd.	12,400	1,140,376
Samsung Heavy Industries Co. Ltd.*	172,000	1,586,595

		2,726,971

Metals & Mining—1.1%
Hyundai Steel Co.	62,100	1,060,019

Oil, Gas & Consumable Fuels—1.8%
S-Oil Corp.	45,944	1,754,311

Passenger Airlines—1.1%
Korean Air Lines Co. Ltd.	77,000	1,120,961

Personal Care Products—1.0%
Cosmax, Inc.	8,400	942,396

Pharmaceuticals—1.5%
Hanmi Pharm Co. Ltd.	6,800	1,048,253
HK inno N Corp.*	17,700	420,310

		1,468,563

Semiconductors & Semiconductor Equipment—12.3%
Eugene Technology Co. Ltd.	33,390	882,092
HAESUNG DS Co. Ltd.	29,700	535,384
SK Hynix, Inc.	75,900	10,117,928
YC Corp.*	70,655	532,108

		12,067,512

Specialty Retail—0.6%
K Car Co. Ltd.	65,000	571,979

Technology Hardware, Storage & Peripherals—23.5%
Samsung Electronics Co. Ltd.	547,400	21,701,932
Samsung Electronics Co. Ltd. (Preference)	44,500	1,440,349

		23,142,281

TOTAL COMMON STOCKS (COST $87,785,045)		97,029,524

Total Investments—98.6% (Cost $87,785,045)		97,029,524
Other Assets Less Liabilities—1.4%		1,424,604

Net Assets—100.0%		98,454,128

Percentages indicated are based on net assets.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

Under Section 2(a)(41) of the Investment Company Act of 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$—	$97,029,524	$—	$97,029,524

(a)	Please refer to the schedule of portfolio investments for specifics of portfolio holdings.